Investment in Securities (Tables)	12 Months Ended
Mar. 31, 2026
Investments Schedule [Abstract]
Summary of Investment in Securities
Investment in securities as of March 31, 2025 and 2026 consists of the following:

	Millions of yen
	2025	2026
Equity securities *	¥626,910	¥782,413
Available-for-sale debt securities	2,607,637	2,526,416

Total	¥3,234,547	¥3,308,829

*
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥132,313 million and ¥137,933 million as of March 31, 2025 and 2026, respectively. The amount of investment funds and others elected the fair value option included in equity securities were ¥24,960 million and ¥24,845 million as of March 31, 2025 and 2026, respectively.

Summary of Impairment and Downward or Upward Adjustment Due to Changes of Observable Price
The following tables provide information about

impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2025 and 2026, and for fiscal 2025 and 2026.

	Millions of yen
	March 31, 2025			Fiscal Year ended March 31, 2025
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥89,554	¥(16,955)	¥3,643	¥(1,438)	¥1,485

	Millions of yen
	March 31, 2026			Fiscal Year ended March 31, 2026
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥112,313	¥(17,028)	¥16,071	¥(1,789)	¥13,276

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type
The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale
debt securities in each major security type as of March 31, 2025 and 2026 are as follows:
March 31, 2025

	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥1,520,672	¥0	¥1,325	¥(429,471)	¥1,092,526
Japanese prefectural and foreign municipal bond securities	439,565	(245)	2,408	(34,898)	406,830
Corporate debt securities	906,297	(34)	15,246	(118,964)	802,545
CMBS and RMBS in the Americas	106,578	0	1,053	(880)	106,751
Other asset-backed securities and debt securities	200,924	(391)	5,438	(6,986)	198,985

	¥3,174,036	¥(670)	¥25,470	¥(591,199)	¥2,607,637

March 31, 2026
	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥1,651,782	¥0	¥194	¥(678,091)	¥973,885
Japanese prefectural and foreign municipal bond securities	352,338	(798)	6,025	(41,799)	315,766
Corporate debt securities	1,110,521	(64)	24,946	(177,954)	957,449
CMBS and RMBS in the Americas	107,361	(1,927)	555	(557)	105,432
Other asset-backed securities and debt securities	181,136	(716)	5,534	(12,070)	173,884

	¥3,403,138	¥(3,505)	¥37,254	¥(910,471)	¥2,526,416

Summary of roll-forwards of allowance for credit losses
The following table presents roll-forwards of the allowance for credit losses for fiscal 2024, 2025 and 2026, respectively.

	Millions of yen
	Fiscal Year ended March 31, 2024
	Foreign municipal bond securities	Foreign other asset- backed securities and debt securities	Total
Beginning	¥144	¥0	¥144
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	80	365	445
Increase (Decrease) from the effects of changes in foreign exchange rates	24	21	45

Ending	¥248	¥386	¥634

	Millions of yen
	Fiscal Year ended March 31, 202 5
	Foreign municipal bond securities	Foreign corporate debt securities	Foreign other asset- backed securities and debt securities	Total
Beginning	¥248	¥0	¥386	¥634
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0	34	107	141
Additional increases to the allowance for credit losses on available-for-sale debt securities that had an allowance recorded in a previous period	0	0	32	32
Increase (Decrease) from the effects of changes in foreign exchange rates	(3)	0	(134)	(137)

Ending	¥245	¥34	¥391	¥670

	Millions of yen
	Fiscal Year ended March 31, 2026
	Foreign municipal bond securities	Foreign corporate debt securities	CMBS and RMBS in the Americas	Foreign other asset- backed securities and debt securities	Total
Beginning	¥245	¥34	¥0	¥391	¥670
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	528	31	1,902	266	2,727
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	0	(1)	0	(694)	(695)
Write-offs charged against the allowance	0	0	0	(40)	(40)
Recoveries of amounts previously written off	0	0	0	755	755
Increase (Decrease) from the effects of changes in foreign exchange rates	25	0	25	38	88

Ending	¥798	¥64	¥1,927	¥716	¥3,505

Information about Available-for-Sale Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position
The following tables provide information about
available-for-sale
debt securities with gross unrealized losses (including allowance for credit losses) and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2025 and 2026, respectively:

March 31, 2025

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥132,283	¥(9,785)	¥913,742	¥(419,686)	¥1,046,025	¥(429,471)
Japanese prefectural and foreign municipal bond securities	95,936	(3,409)	224,679	(31,734)	320,615	(35,143)
Corporate debt securities	152,094	(5,196)	427,837	(113,802)	579,931	(118,998)
CMBS and RMBS in the Americas	16,940	(103)	15,817	(777)	32,757	(880)
Other asset-backed securities and debt securities	56,671	(411)	35,183	(6,966)	91,854	(7,377)

	¥453,924	¥(18,904)	¥1,617,258	¥(572,965)	¥2,071,182	¥(591,869)

March 31, 2026

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥69,055	¥(11,720)	¥897,208	¥(666,371)	¥966,263	¥(678,091)
Japanese prefectural and foreign municipal bond securities	76,347	(3,270)	138,277	(39,327)	214,624	(42,597)
Corporate debt securities	128,382	(4,467)	536,002	(173,551)	664,384	(178,018)
CMBS and RMBS in the Americas	38,338	(300)	10,930	(2,184)	49,268	(2,484)
Other asset-backed securities and debt securities	44,823	(1,499)	35,603	(11,287)	80,426	(12,786)

	¥356,945	¥(21,256)	¥1,618,020	¥(892,720)	¥1,974,965	¥(913,976)

The following table provides information about
available-for-sale
debt securities with gross unrealized losses for which allowance for credit losses were not recorded and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2025 and 2026, respectively:
March 31, 2025

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥132,283	¥(9,785)	¥913,742	¥(419,686)	¥1,046,025	¥(429,471)
Japanese prefectural and foreign municipal bond securities	94,691	(3,325)	220,950	(31,573)	315,641	(34,898)
Corporate debt securities	149,367	(5,128)	427,837	(113,802)	577,204	(118,930)
CMBS and RMBS in the Americas	16,940	(103)	15,817	(777)	32,757	(880)
Other asset-backed securities and debt securities	56,671	(340)	34,868	(6,553)	91,539	(6,893)

	¥449,952	¥(18,681)	¥1,613,214	¥(572,391)	¥2,063,166	¥(591,072)

March 31, 2026

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥69,055	¥(11,720)	¥897,208	¥(666,371)	¥966,263	¥(678,091)
Japanese prefectural and foreign municipal bond securities	75,944	(2,735)	133,042	(39,064)	208,986	(41,799)
Corporate debt securities	122,570	(4,347)	536,002	(173,551)	658,572	(177,898)
CMBS and RMBS in the Americas	38,338	(300)	10,930	(257)	49,268	(557)
Other asset-backed securities and debt securities	44,796	(1,319)	34,484	(10,583)	79,280	(11,902)

	¥350,703	¥(20,421)	¥1,611,666	¥(889,826)	¥1,962,369	¥(910,247)

Summary of Contractual Maturities of Available-for-Sale Debt Securities
The following is a summary of the contractual maturities of
available-for-sale
debt securities as of March 31,
2026
:
Available-for-sale
debt securities held as of March 31, 2026

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥55,891	¥57,667
Due after one to five years	418,096	402,973
Due after five to ten years	337,992	343,359
Due after ten years	2,591,159	1,722,417

	¥3,403,138	¥2,526,416